owners' equity (Details) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) Vote shares	Dec. 31, 2020 CAD ($) shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians			66.67%
Common shares issued during the period (in shares)		51
Gross proceeds of shares issued | $		$ 1,300	$ 1,300	$ 1,495
First preferred shares
Common Share capital
Shares authorized			1,000	1,000
Second Preferred Shares
Common Share capital
Shares authorized			1,000	1,000
Common Shares
Common Share capital
Shares authorized			4,000	4,000
Number of votes per common share | Vote			1
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid	16
Cost of purchase of common shares related to normal course issuer bid | $	$ 250
Common Shares | Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance			62
Common Shares | Restricted share units
Common Share capital
Shares reserved for issuance			20
Common Shares | TELUS Corporation share options
Common Share capital
Shares reserved for issuance			90